SHARE- BASED COMPENSATION (Narrative) (Details)					12 Months Ended
	Oct. 01, 2017 USD ($)	Dec. 28, 2016 USD ($)	Aug. 10, 2016 USD ($)	Dec. 29, 2015 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 yr ₪ / shares	Dec. 31, 2016 yr ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option and incentive plans description					Evogene Share Option Plan (2002), the Evogene Ltd. Key Employee Share Incentive Plan, 2003, and the Evogene Ltd. 2013 Share Option Plan.
Maturity for share option and incentive plans					10
Options, par value | ₪ / shares								₪ 0.02	₪ 0.02
Proceeds from options exercised					$ 683,000	$ 186,000	$ 296,000
Weighted average outstanding remaining contractual term of options | yr								6.69	6.17
Weighted average fair value of options granted					$ 1,720	$ 2,930
Key Officers and Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares					775,750	200,000	692,750
Fair value of options granted					$ 1,102,000	$ 524,000	$ 2,287,000
Date of cease of employment	December 31, 2017	December 31, 2016	August 31, 2016	January 31, 2016
Vested option term period	1 year from their unemployment date	2 years from his unemployment date.	2 years from his unemployment date.	Ranging between 6 months and 2 years from their unemployment date.
Weighted average incremental fair value	$ 0	$ 0.05	$ 0.67	$ 0.63
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercised | shares					269,738
Proceeds from options exercised					$ 683,000
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercised | shares						76,447
Proceeds from options exercised						$ 186,000
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercised | shares							53,408
Proceeds from options exercised							$ 296,000